Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share	$ 1,200	$ 10,800		$ 12,000
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share, shares	12,000,000
Common shares	$ 83	41,417		41,500
Common shares, shares	830,000
Beneficial conversion feature		$ 10,000		10,000
Net loss for the period			$ (33,079)	(33,079)
Balance at Dec. 31, 2014	$ 1,283	$ 62,217	$ (33,079)	$ 30,421
Balance, shares at Dec. 31, 2014	12,830,000
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Net loss for the period				$ (76,525)
Balance at Dec. 31, 2015	$ 1,432	$ 126,405	$ (76,525)	$ 51,312
Balance, shares at Dec. 31, 2015	14,323,479
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Net loss for the period				$ (84,656)
Balance at Mar. 31, 2016				43,181
Balance at Dec. 31, 2014	$ 1,283	$ 62,217	$ (33,079)	30,421
Balance, shares at Dec. 31, 2014	12,830,000
Common shares	$ 108	53,892		54,000
Common shares, shares	1,080,000
Common shares, 413,479, par value $0.0001 issued at $0.025 per share upon conversion of 10% note	$ 41	$ 10,296		10,337
Common shares, 413,479, par value $0.0001 issued at $0.025 per share upon conversion of 10% note, shares	413,479
Net loss for the period			$ (43,446)	(43,446)
Balance at Dec. 31, 2015	$ 1,432	$ 126,405	$ (76,525)	51,312
Balance, shares at Dec. 31, 2015	14,323,479
Net loss for the period				(8,131)
Balance at Mar. 31, 2016				$ 43,181